Note 19 - Other Long Term Receivable (Detail) (USD $)	0 Months Ended	12 Months Ended
	Aug. 15, 2012	Dec. 31, 2012	Aug. 15, 2012 M/V Cyclades [Member]	Dec. 31, 2011 M/V Cyclades [Member]
Termination Fee Rate Per Day		$ 4,600
Accounts Receivable, Gross, Noncurrent				3,074,000
Other Long-Term Receivables				1,841,000
Accounts Receivable, Gross			1,233,000
Proceeds from Sale of Other Receivables	2,165,000
Debt Instrument Principal Reduction	$ 750,000